Pay vs Performance Disclosure - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended
	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Jan. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide information about the relationship between executive compensation and certain measures of our financial performance for our principal executive officers (the “PEOs”) and our other named executive officers (the “Non-PEO NEOs”). This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee or CEO, as applicable, make compensation decisions. For further information on our compensation decisions, please see “Compensation Discussion and Analysis.”

Fiscal Year	Summary Compensation Table Total for PEO Jessica Billingsley(1)	Compensation Actually Paid to PEO Jessica Billingsley(2)	Summary Compensation Table Total for PEO Rob Chang(1)	Compensation Actually Paid to PEO Rob Chang(2)	Summary Compensation Table Total for PEO Steve Gutterman(1)	Compensation Actually Paid to PEO Steve Gutterman(2)
2025	N/A	N/A	N/A	N/A	$1,037,164	$1,857,987
2024	$1,181,142	$1,121,460	$374,774	$315,092	$1,347,062	$1,025,411
2023	$430,164	$430,164	N/A	N/A	N/A	N/A

Fiscal Year	Summary Compensation Table Total for PEO Michael Ho(1)	Compensation Actually Paid to PEO Michael Ho(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	ABTC Total Shareholder Return(5)	GAAP Net Income ($M) (6)
2025	$0	$0	$286,060	$212,604	$2.46	($153.2)
2024	N/A	N/A	$340,741	$388,575	$2.90	($21.3)
2023	N/A	N/A	$273,626	$273,626	$63.03	($28.6)

(1) Jessica Billingsly served as the PEO of Akerna Corp. for 2023 and until its merger with Gryphon Digital Mining, Inc. in January 2024. Rob Chang served as the PEO from the merger of Akerna Corp. and Gryphon Digital Mining, Inc. in January 2024 until September 2024. Steve Gutterman served as the PEO from September 2024 until closing of the Mergers in September 2025. Michael Ho served as the PEO from the closing of the Mergers in September 2025 to present. The amounts reported under the “Summary Compensation Table Total” reflect the total compensation amounts reported in the “Summary Compensation Table” for each of our PEOs for each respective year in which such individual served as PEO for any portion of the year.

(2) The amounts reported in these columns represent the compensation actually paid (“CAP”) to our PEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their respective total compensation reported in the “Summary Compensation Table” for the indicated fiscal years and adjusted as shown in the tables below:

2025 PEOs	Steve Gutterman	Michael Ho
SCT Total	$1,037,164	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$958,547	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($137,723)	—
Compensation Actually Paid	$1,857,987	—

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

(3) The amounts reported under the “Average Summary Compensation Table Total” reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for each of our Non-PEO NEOs in the indicated year. The Non-PEO NEOs for 2023 were Ray Thompson, David McCullough, and L. Dean Ditto. The Non-PEO NEOs for 2024 were Simeon Salzman and Eric Gallie. The Non-PEO NEOs for 2025 were Asher Genoot, Matt Prusak, Simeon Salzman, and Eric Gallie.

(4) The amounts reported in this column represent the CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the “Summary Compensation Table” for the indicated fiscal year and adjusted as shown in the table below:

2025 NEOs
SCT Total	$286,060
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($23,368)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($50,088)
Compensation Actually Paid	$212,604

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

(5) Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in common stock of Akerna Corp. (predecessor to Gryphon) on December 31, 2022. Values reflect the 1:20 split at the time that Akerna Corp. merged with Gryphon Digital Mining, Inc. and the 1:5 split in connection with the closing of the Mergers.

(6) Net income in 2023 and 2024 reflects the amount disclosed in prior Pay Versus Performance disclosure filed by Gryphon in its Annual Report on Form 10-K for period ended December 31, 2024. Net income in 2025 reflects the amount disclosed in our Annual Report.

Named Executive Officers, Footnote			The amounts reported under the “Average Summary Compensation Table Total” reflect the average of the total compensation amounts reported in the “Summary Compensation Table” for each of our Non-PEO NEOs in the indicated year. The Non-PEO NEOs for 2023 were Ray Thompson, David McCullough, and L. Dean Ditto. The Non-PEO NEOs for 2024 were Simeon Salzman and Eric Gallie. The Non-PEO NEOs for 2025 were Asher Genoot, Matt Prusak, Simeon Salzman, and Eric Gallie.
Adjustment To PEO Compensation, Footnote

2025 PEOs	Steve Gutterman	Michael Ho
SCT Total	$1,037,164	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$958,547	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($137,723)	—
Compensation Actually Paid	$1,857,987	—

Non-PEO NEO Average Total Compensation Amount			$ 286,060	$ 340,741	$ 273,626
Non-PEO NEO Average Compensation Actually Paid Amount			$ 212,604	388,575	273,626
Adjustment to Non-PEO NEO Compensation Footnote

2025 NEOs
SCT Total	$286,060
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($23,368)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($50,088)
Compensation Actually Paid	$212,604

Equity Valuation Assumption Difference, Footnote

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate these fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 2.46	2.9	63.03
Net Income (Loss)			(153,200,000)	(21,300,000)	(28,600,000)
PEO Name	Michael Ho	Rob Chang				Steve Gutterman	Jessica Billingsly
Jessica Billingsley
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,181,142	430,164
PEO Actually Paid Compensation Amount				1,121,460	$ 430,164
Rob Chang
Pay vs Performance Disclosure
PEO Total Compensation Amount				374,774
PEO Actually Paid Compensation Amount				315,092
Steve Gutterman
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,037,164	1,347,062
PEO Actually Paid Compensation Amount			1,857,987	$ 1,025,411
Michael Ho
Pay vs Performance Disclosure
PEO Total Compensation Amount			0
PEO Actually Paid Compensation Amount			0
PEO | Steve Gutterman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			958,547
PEO | Steve Gutterman | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(137,723)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(23,368)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (50,088)